Segment Information	12 Months Ended
May 29, 2016
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

We manage our restaurant brands, Olive Garden, LongHorn Steakhouse, The Capital Grille, Yard House, Bahama Breeze, Seasons 52 and Eddie V's in North America as operating segments. The brands operate principally in the U.S. within full-service dining. We aggregate our operating segments into reportable segments based on a combination of the size, economic characteristics and sub-segment of full-service dining within which each brand operates. We have four reportable segments: (1) Olive Garden, (2) LongHorn Steakhouse, (3) Fine Dining and (4) Other Business.

The Olive Garden segment includes the results of our company-owned Olive Garden restaurants in the U.S. and Canada. The LongHorn Steakhouse segment includes the results of our company-owned LongHorn Steakhouse restaurants in the U.S. The Fine Dining segment aggregates our premium brands that operate within the fine-dining sub-segment of full-service dining and includes the results of our company-owned The Capital Grille and Eddie V's restaurants in the U.S. The Other Business segment aggregates our remaining brands and includes the results of our company-owned Yard House, Seasons 52 and Bahama Breeze restaurants in the U.S. This segment also includes results from our franchises and consumer-packaged goods sales.

External sales are derived principally from food and beverage sales. We do not rely on any major customers as a source of sales, and the customers and long-lived assets of our reportable segments are predominantly in the U.S. There were no material transactions among reportable segments.

Our management uses segment profit as the measure for assessing performance of our segments. Segment profit includes revenues and expenses directly attributable to restaurant-level results of operations (sometimes referred to as restaurant-level earnings). These expenses include food and beverage costs, restaurant labor costs, restaurant expenses and marketing expenses (collectively "restaurant and marketing expenses"). The following tables reconcile our segment results to our consolidated results reported in accordance with GAAP:

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 29, 2016 and for the year ended
Sales	$3,838.6	$1,587.7	$514.1	$993.1	$—	$6,933.5
Restaurant and marketing expenses	3,079.4	1,312.4	413.6	825.0	—	5,630.4
Segment profit	$759.2	$275.3	$100.5	$168.1	$—	$1,303.1

Depreciation and amortization	$124.1	$67.9	$27.1	$50.5	$20.6	$290.2
Impairments and disposal of assets, net	(1.4)	(1.5)	0.7	6.0	2.0	5.8
Segment assets	939.2	969.2	857.0	987.6	829.6	4,582.6
Purchases of land, buildings and equipment	95.6	46.9	21.4	60.5	3.9	228.3

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 31, 2015 and for the year ended
Sales	$3,789.6	$1,544.7	$500.1	$929.6	$—	$6,764.0
Restaurant and marketing expenses	3,089.1	1,304.8	405.2	785.7	—	5,584.8
Segment profit	$700.5	$239.9	$94.9	$143.9	$—	$1,179.2

Depreciation and amortization	$149.8	$71.6	$26.4	$47.3	$24.2	$319.3
Impairments and disposal of assets, net	28.2	0.4	—	21.0	12.5	62.1
Segment assets	1,625.1	1,261.1	865.6	1,054.6	1,188.3	5,994.7
Purchases of land, buildings and equipment	118.9	67.4	22.9	83.4	3.9	296.5

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
For the year ended May 25, 2014
Sales	$3,643.1	$1,383.9	$441.6	$817.0	$—	$6,285.6
Restaurant and marketing expenses	2,995.1	1,179.6	360.2	707.9	—	5,242.8
Segment profit	$648.0	$204.3	$81.4	$109.1	$—	$1,042.8

Depreciation and amortization	$149.6	$66.7	$24.3	$42.7	$21.1	$304.4
Impairments and disposal of assets, net	3.3	0.8	4.8	3.7	3.8	16.4
Purchases of land, buildings and equipment	131.9	114.4	42.3	123.1	3.1	414.8

Reconciliation of segment profit to earnings from continuing operations before income taxes:

	Fiscal Year Ended
(in millions)	May 29, 2016	May 31, 2015	May 25, 2014
Segment profit	$1,303.1	$1,179.2	$1,042.8
Less general and administrative expenses	(384.9)	(430.2)	(413.1)
Less depreciation and amortization	(290.2)	(319.3)	(304.4)
Less impairments and disposal of assets, net	(5.8)	(62.1)	(16.4)
Less interest, net	(172.5)	(192.3)	(134.3)
Earnings before income taxes	$449.7	$175.3	$174.6